ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	$ 4,302.6	$ 4,588.9
Other comprehensive (loss) income	191.8	(1.4)
Balances, end of year	4,976.0	4,302.6
Foreign currency exchange differences on translation of foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	174.5	182.8
Other comprehensive (loss) income	243.2	(8.3)
Balances, end of year	417.7	174.5
Net change in cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(19.2)	(14.3)
Other comprehensive (loss) income	(15.4)	(4.9)
Balances, end of year	(34.6)	(19.2)
Net changes in financial assets carried at FVOCI
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(1.3)	(1.3)
Other comprehensive (loss) income	0.0	0.0
Balances, end of year	(1.3)	(1.3)
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	154.0	167.2
Other comprehensive (loss) income	227.8	(13.2)
Other comprehensive loss (income) excluding cash flow hedges	227.8	(13.2)
Balances, end of year	$ 381.8	$ 154.0